Future Scheduled Repayments (Detail)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 91,830,000
2017	114,133,000
2018	487,940,000
2019	490,740,000
2020 and Thereafter	1,839,911,000
Long Term Debt, Carrying Amount, Total	3,024,554,000
Available Borrowing, as Limited by the Borrowing Base	166,001,000
Current and Available Borrowing	3,190,555,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2017	22,303,000
2018	89,210,000
2019	89,210,000
2020 and Thereafter	691,377,000
Long Term Debt, Carrying Amount, Total	892,100,000
Available Borrowing, as Limited by the Borrowing Base	9,489,000
Current and Available Borrowing	901,589,000
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
2018	177,400,000
Long Term Debt, Carrying Amount, Total	177,400,000
Available Borrowing, as Limited by the Borrowing Base	1,071,000
Current and Available Borrowing	178,471,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
2020 and Thereafter	574,000,000
Long Term Debt, Carrying Amount, Total	574,000,000
Available Borrowing, as Limited by the Borrowing Base	126,000,000
Current and Available Borrowing	700,000,000
TW Revolving Credit Facility
Debt Instrument [Line Items]
2020 and Thereafter	156,020,000
Long Term Debt, Carrying Amount, Total	156,020,000
Available Borrowing, as Limited by the Borrowing Base	8,941,000
Current and Available Borrowing	164,961,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2018	129,500,000
Long Term Debt, Carrying Amount, Total	129,500,000
Available Borrowing, as Limited by the Borrowing Base	20,500,000
Current and Available Borrowing	150,000,000
TL Revolving Credit Facility II
Debt Instrument [Line Items]
2020 and Thereafter	160,000,000
Long Term Debt, Carrying Amount, Total	160,000,000
Current and Available Borrowing	160,000,000
TL Term Loan
Debt Instrument [Line Items]
2016	31,600,000
2017	31,600,000
2018	31,600,000
2019	341,300,000
Long Term Debt, Carrying Amount, Total	436,100,000
Current and Available Borrowing	436,100,000
2013-1 Bonds
Debt Instrument [Line Items]
2016	30,090,000	[1]
2017	30,090,000	[1]
2018	30,090,000	[1]
2019	30,090,000	[1]
2020 and Thereafter	112,837,000	[1]
Long Term Debt, Carrying Amount, Total	233,197,000	[1]
Current and Available Borrowing	233,197,000	[1]
2014-1 Bonds
Debt Instrument [Line Items]
2016	30,140,000	[2]
2017	30,140,000	[2]
2018	30,140,000	[2]
2019	30,140,000	[2]
2020 and Thereafter	145,677,000	[2]
Long Term Debt, Carrying Amount, Total	266,237,000	[2]
Current and Available Borrowing	$ 266,237,000	[2]

[1]	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $926.
[2]	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $80.